ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of allowance for doubtful accounts activity
In millions of $	As of December 31,
	2014	2015

Beginning balance	-	0.0
Acquired in the Transaction	-	20.2
Provision for doubtful debt	0.3	4.3
Write-off of doubtful debt	(0.3)	-
Effect of foreign currency translation	-	(0.8)

Ending balance	0.0	23.7